SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Mar. 31, 2022
Accounting Policies [Abstract]
SCHEDULE OF EARNING PER SHARE

	For the Three Months Ended June 30,
	2022	2021
Net loss computation of basic and diluted net loss per common share:
Net loss attributable to common stockholders	$(404,344)	$(108,782)

Basic and diluted net loss per share:
Basic and diluted net loss per common share	$(0.04)	$(0.01)
Basic and diluted weighted average common shares outstanding	10,228,696	9,890,075

	For the Year Ended March 31,
	2022	2021
Net loss computation of basic and diluted net loss per common share:
Net loss attributable to common stockholders	$(530,827)	$(275,892)

Basic and diluted net loss per share:
Basic and diluted net loss per common share	$(0.05)	$(0.06)
Basic and diluted weighted average common shares outstanding	9,935,412	4,615,160

SCHEDULE OF ANTIDILUTIVE SECURITIES OF EARNING PER SHARE

Potential dilutive securities that are not included in the calculations of diluted net loss per share because their effect is anti-dilutive, are as follows as of June 30, (in common equivalent shares):

	June 30, 2022	March 31, 2022
Preferred stock	292,000,000	292,000,000
Total anti-dilutive weighted average shares	292,000,000	292,000,000

Potential dilutive securities that are not included in the calculations of diluted net loss per share because their effect is anti-dilutive, are as follows as of March 31, (in common equivalent shares):

	March 31, 2022	March 31, 2021
Preferred stock	292,000,000	292,000,000
Total anti-dilutive weighted average shares	292,000,000	292,000,000